Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Derivative financial instruments at fair value	$ 19,207	$ (66,028)
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	29,410	1,540
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value		565
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	$ (10,203)	$ (68,133)